Investments in Affiliates - Additional Information (Detail)	12 Months Ended					12 Months Ended												12 Months Ended
	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2014 Discounted Cash Flow Method JPY (¥)	Mar. 31, 2013 Fair Value, Measurements, Nonrecurring JPY (¥)	Mar. 31, 2014 Fair Value, Measurements, Nonrecurring Equity Method Investments Discounted Cash Flow Method	Mar. 31, 2014 Sumitomo Mitsui Card Co Ltd	Mar. 31, 2013 Sumitomo Mitsui Card Co Ltd	Mar. 31, 2014 Philippine Long Distance Telephone Company JPY (¥)	Mar. 31, 2013 Philippine Long Distance Telephone Company JPY (¥)	Oct. 31, 2012 Philippine Long Distance Telephone Company	Mar. 14, 2006 Philippine Long Distance Telephone Company	Mar. 31, 2014 Philippine Long Distance Telephone Company NTT Communications Corporation	Mar. 31, 2014 Philippine Long Distance Telephone Company NTT	Mar. 31, 2014 Philippine Long Distance Telephone Company NTT Docomo and NTT Communications Corporation	Oct. 31, 2012 Philippine Long Distance Telephone Company Maximum	Feb. 29, 2008 Philippine Long Distance Telephone Company Additional	Mar. 31, 2014 Tata Teleservices Limited JPY (¥)	Mar. 31, 2013 Tata Teleservices Limited JPY (¥)	Mar. 31, 2009 Tata Teleservices Limited INR	Mar. 31, 2009 Tata Teleservices Limited JPY (¥)		Mar. 25, 2009 Tata Teleservices Limited	Apr. 25, 2014 Tata Teleservices Limited Subsequent Event	May 31, 2014 Tata Teleservices Limited India, Rupees Subsequent Event
Schedule of Equity Method Investments [Line Items]
Ownership percentage							34.00%	34.00%	15.00%	15.00%		7.00%	6.00%	15.00%	20.00%	40.00%	7.00%	26.50%	26.50%				26.00%
Percentage of voting interests									9.00%	9.00%	9.00%
Investment, carrying amount	¥ 424,531,000,000	¥ 474,502,000,000							¥ 130,815,000,000	¥ 122,478,000,000
Aggregate market price of the PLDT shares owned				44,968,000,000	132,010,000,000				197,354,000,000	215,646,000,000
Capital alliance entered with TTSL																		On November 12, 2008, DOCOMO entered into a capital alliance with TTSL and Tata Sons Limited, the parent company of TTSL.
Impairment on equity investment	51,279,000,000	25,913,000,000		51,279,000,000														51,244,000,000	6,813,000,000
Number of shares of equity method investment that board of directors resolved to exercise option for the sale																								1,248,974,378
Equity method investment, DOCOMO holds the right to require shares be acquired, percentage of acquisition price																				50.00%	50.00%
Equity method investment, DOCOMO holds the right to require shares be acquired, amount																				72,500,000,000	126,200,000,000	[1]
Foreign currency exchange rate																									1.74
Weighted average cost of capital, input value						12.60%
Amount of shares of undistributed earnings of affiliates	36,111,000,000	30,311,000,000	22,208,000,000
Increase in total carrying value of Investments in affiliates from aggregate underlying equity in net assets	¥ 264,751,000,000	¥ 314,038,000,000

[1]	1 rupee = ¥1.74 as of May 31, 2014